Pensions and Post Retirement Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pensions and Post Retirement Benefits
Employer contributions		$ 45.6	$ 80.3
Expected employer contributions	$ 18.1